Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account I

RETIREMENT MASTER

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

Supplement Dated March 7, 2024 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospects and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectuses are replaced in its entirety, after the words “APPENDIX A” or “APPENDIX”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K190. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R-4)[2] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is no longer available to new investments under your plan.

X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500Ò Index.	Fidelity® VIP Equity IncomeSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks long-term growth of capital	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)[3] Investment Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[4,5] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	-18.74%	7.11%	10.74%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	0.92%	-12.09%	1.86%	0.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expense.
[3]	This Fund is no longer available to new investments under your plan.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[5]	This Fund is closed to new retirement plans.
X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	-17.24%	3.37%	5.91%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[7]	This Fund is closed to new retirement plans.

X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I)[8] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I)[8] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.

X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.86%	2.66%	8.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.35%	9.14%	12.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	1.01%	-5.84%	6.14%	10.16%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.130822-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.85%	-17.53%	-1.67%	0.72%

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.130822-23B	March 2024